Events after the reporting period	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Events after the reporting period

32	Events after the reporting period

•	Tariff adjustment

As of April 08, 2024, the São Paulo State Utility Services Regulatory Agency (ARSESP) disclosed Resolution 1,514/2024, authorizing the Company to apply the tariff adjustment of 6.4469%, regarding the tariffs in effect.

•	Methodology and criteria for asset reversal

As of April 15, 2024, ARSESP disclosed Resolution 1,515/2024, which included the methodology and criteria for reversal and possible indemnification of assets at the end of the concessions of the Basic Sanitation sector.

•	Privatization process

As of April 17, 2024, the Board of the State Privatization Program (CDPED), together with the Management Council of the State Public-Private Partnership (CGPPP) approved the final model for the partial divestment of movable assets directly and indirectly held by the State, with authorization to proceed with the divestment through a Public Offering for Distribution of Shares on the stock exchange, according to Article 1 of Decree 67,759/2023, including:

(a) Schedule of the privatization process;

(b) Structure of the offering with the participation of strategic investors and criteria for judging the winner of the secondary public offering;

(c) Changes to the Company’s Bylaws;

(d) Execution of the Investment Agreement, Lock-up, and other agreements with strategic investors;

(e) Guarantee of stability to employees under Law 17,853/2023, for 18 months from the effective completion date of the privatization process;

(f) Recommendation of the offering of common shares held by the São Paulo State Government to Company employees;

(g) Submission of the following documents to the representatives of URAE - 1 Southwest’s Decision-Making Board for the 1st Board meeting:

• Draft of the concession agreement and exhibits

• Draft of the charter of URAE-1’s Decision-Making Board

• Draft of the Regional Basic Sanitation Plan

The definition of the minimum price and the percentage of the State’s equity interest to be divested, as well as the details of the Investment Agreement, Lock-up, and other conditions will be subject to a resolution at a future Board meeting.

•	Financial derivative agreements

As of April 17, 2024, the Company executed derivative financial agreements with selected financial institutions to reduce the exposure of the balance in foreign currency of existing debts, totaling US$ 534 million, against fluctuations in the foreign exchange market and mitigate the impacts of these fluctuations on the Company’s economic and financial results. The agreements are valid from April 2024 to December 2024.

•	Annual and Extraordinary Shareholders’ Meeting

The General Annual Shareholders’ Meeting was held on April 25, 2024.

•	Privatization process

The São Paulo Municipal Chamber approved, and the Mayor sanctioned Municipal Law 18.107 of May 2, 2024, authorizing the Municipal Executive Power to execute contracts through a regionalized arrangement aimed at providing water supply and sanitation services in the Municipality of São Paulo.

•	URAE-1 Southeastern

As of May 20, 2024, the Deliberative Council of Regional Unit for Drinking Water Supply and Sewage Services – URAE-1 – Southeastern (“URAE-1”), approved the following items of the agenda, among other subjects:

(a) Internal Regulations of the URAE-1 Deliberative Council;

(b) Regional Basic Sanitation Plan, pursuant to article 17 of Federal Law No. 11,445/2007;

(c) Appointment of ARSESP as the entity responsible for regulating and overseeing the services that are the purpose of the Concession Contract;

(d) Signing of the Concession Contract, in a unified manner, for all Municipalities forming part of URAE-1 served by Sabesp, replacing the current contractual instruments entered into by the Municipalities.

As of May 24, 2024, the Concession Agreement No. 1/2024 was signed between the Company and the Deliberative Council of Regional Unit for Drinking Water Supply and Sewage Services – URAE-1 Southeast, and, as an intervening party, the São Paulo State Public Services Regulatory Agency – ARSESP, for the provision of water supply and sewage services to the municipalities that are part of URAE-1 ("Concession Agreement").

The effectiveness of the Concession Agreement is conditional on the conclusion of the Company's privatization process, under the terms of State Law No. 17,853, of December 8, 2023, and will be valid until October 19, 2060.

•	Final model for the partial sale of shares held directly and indirectly by the State of São Paulo

As of June 3, 2024, the State Privatization Board (CDPED - Conselho Diretor do Programa Estadual de Desestatização) together with the Management Council of the State Program for Public-Private Partnerships (CGPPP - Conselho Gestor do Programa Estadual de Parcerias Público-Privadas), in continuity to the deliberation of April 17, 2024, has deliberated to approve the final model for the partial sale of shares held directly and indirectly by the State of São Paulo, with authorization to proceed with the sale through a public offering of distribution of shares issued by Sabesp (“Public Offering”), according to article 5, I, items “b” and “i” of State Law nº 9,361/1996 and article 21, I, of State Decree nº 67,759/2023, including, among others:

(a)    Authorization to sale the common shares issued by Sabesp and owned directly and indirectly by the State of São Paulo, in order to maintain at least 18 % of Sabesp's share capital, and may be higher depending on market conditions, by means of the Public Offering to be carried out and registered with CVM, in accordance with the rules and procedures of CVM Resolution nº 160/2022;
(b)    The Public Offering shall aim to select one professional investor to act as Sabesp's reference investor after the privatization, through the priority allocation of common shares, representing 15% of the Company's share capital to the reference investor selected in the Public Offering;
(c)    Common shares of the Public Offering representing 10% of Sabesp’s share capital shall be allocated on a priority basis to employees, as set forth on article 42 of State Law nº 9,361/1996;
(d)    Terms and conditions of the Investment Agreement, Lock-up and other agreements to be entered into by the State of São Paulo and the reference investor selected in the Public Offering.

CDPED also ratified the percentage of 10% of Sabesp's share capital as the minimum necessary for the State of São Paulo to maintain the special class preferred share (golden share), as provided for in the new Company's Bylaws, approved on May 27, 2024 by the Shareholders’ General Extraordinary Meeting under suspensive condition of the liquidation of the Public Offering.

In addition, the Company clarifies that, as decided by its management, there will be no primary offering through issuance of new shares by Sabesp in the Public Offering.

•	Interruption in the services in Igarapava municipality

On June 1st, 2024, the services in the municipality of Igarapava was interrupted and a new concessionary is providing the services. As of June 1st, 2024, the net book value of the related assets of Igarapava amount R$ 11.4 million.

The indemnity calculated by the ARSESP (Regulator) amount to R$ 57.2 million, based in December 2021. The new concessionary made a judicial deposit in the amount. The municipality and the new concessionary are discussing this amount in the court.

•	Request for São Paulo municipality – registered warrants

On May 22nd and 23rd the Company requested the total amount of R$ 3,064.5 millions (based in march 2024) to the municipality of São Paulo to receive the registered warrants as described below:

In millions of reais	Total historical value	Total updated value – mar/24	Total amount, net(*)
Total	2,373.8	3,064.5	1,873.2

(*) Amount net of discounts.

•	Selection of the Reference Investor

On June 20th, the State Privatization Board (CDPED – Conselho Diretor do Programa Estadual de Desestatização) along with the Management Council of the State Program for Public-Private Partnerships (CGPPP – Conselho Gestor do Programa Estadual de Parcerias Público-Privadas), resolved on the additional terms and conditions applicable to the selection of the Reference Investor, within the scope of the approval of the public offering of shares issued by Sabesp and owned by the State (“Public Offering”).

In addition, CDPED, jointly with CGPPP, decided on the minimum price for the sale of shares in the Public Offering by the State, as well as the minimum coverage as a condition for determining the Selected Reference Investor